ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
Payable to franchisees	1,349	710
Other payables	535	535
Accrued rental, utilities and other accrued expenses	245	209
Liabilities related to customer loyalty program	111	135
Value-added tax, other tax and surcharge payables	124	132
Payable to noncontrolling interest holders	76	117
Total	2,440	1,838

Payable to franchisees mainly represents room charges received on behalf of franchisees and are payable within one year. From time to time, the Group receives cash advances from noncontrolling interest holders of entities that are not wholly owned by the Group. Such advances are non-interest bearing and are payable within one year.